Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A, B, C, R, Y and Investor

Statutory Prospectus Supplement dated July 18, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco Diversified Dividend Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Diversified Dividend Fund	Class A, Invesco Diversified Dividend Fund	Class B, Invesco Diversified Dividend Fund	Class C, Invesco Diversified Dividend Fund	Class R, Invesco Diversified Dividend Fund	Class Y, Invesco Diversified Dividend Fund	Investor Class, Invesco Diversified Dividend Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Diversified Dividend Fund		Class A, Invesco Diversified Dividend Fund	Class B, Invesco Diversified Dividend Fund	Class C, Invesco Diversified Dividend Fund	Class R, Invesco Diversified Dividend Fund	Class Y, Invesco Diversified Dividend Fund	Investor Class, Invesco Diversified Dividend Fund
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	0.17%
Other Expenses		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	0.99%	1.74%	1.74%	1.24%	0.74%	0.91%
Fee Waiver and/or Expense Reimbursements	[2]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements		0.95%	1.70%	1.70%	1.20%	0.70%	0.87%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective July 18, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 0.95%, 1.70%, 1.70%, 1.20%, 0.70% and 0.95%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Diversified Dividend Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Diversified Dividend Fund	Class A	642	840	1,059	1,689
Class B, Invesco Diversified Dividend Fund	Class B	673	840	1,136	1,846
Class C, Invesco Diversified Dividend Fund	Class C	273	540	936	2,045
Class R, Invesco Diversified Dividend Fund	Class R	122	385	673	1,493
Class Y, Invesco Diversified Dividend Fund	Class Y	72	228	403	911
Investor Class, Invesco Diversified Dividend Fund	Investor Class	89	282	496	1,112

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Diversified Dividend Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Diversified Dividend Fund	Class A	642	840	1,059	1,689
Class B, Invesco Diversified Dividend Fund	Class B	173	540	936	1,846
Class C, Invesco Diversified Dividend Fund	Class C	173	540	936	2,045
Class R, Invesco Diversified Dividend Fund	Class R	122	385	673	1,493
Class Y, Invesco Diversified Dividend Fund	Class Y	72	228	403	911
Investor Class, Invesco Diversified Dividend Fund	Investor Class	89	282	496	1,112

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio."